Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Loss attributable to equity holders of the Company	$ 29,920	$ 24,225	$ 19,396
Weighted average number of ordinary shares in issue	66,346,506	43,668,155	35,881,256
Loss per ordinary share	$ 0.45	$ 0.55	$ 0.54